Non-current deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Non-current deposits
Investment deposit			$ 33,864	¥ 218,358	¥ 207,226
Deposit for purchase of machineries			4	21	32
Total non-current deposits			$ 33,868	¥ 218,379	¥ 207,258
Earnest deposit for investment remitted	$ 33,660	¥ 218,358